Hedge accounting (Detail 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt issued measured at amortized cost
Fair value hedges of FX risk	$ 15,000	$ 12,000
Interest rate risk
Loans and advances to customers
Carrying amount of designated loans	58,439	15,296
of which: accumulated amount of fair value hedge adjustment	373	(508)
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	(176)	(179)
Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	9,125	6,333
of which: accumulated amount of fair value hedge adjustment	(348)	(109)
Customer deposits
Carrying amount of customer deposits	13,031	8,972
of which: accumulated amount of fair value hedge adjustment	(18)	50
Funding from UBS Group AG
Carrying amount of designated debt instruments	105,470	63,760
of which: accumulated amount of fair value hedge adjustment	(5,820)	(3,174)
Debt issued measured at amortized cost
Carrying amount of designated debt issued	39,731	15,243
of which: accumulated amount of fair value hedge adjustment	31	(412)
Foreign exchange risk
Funding from UBS Group AG
Carrying amount of designated debt instruments	15,419	17,693
Debt issued measured at amortized cost
Carrying amount of designated debt issued	$ 21,047	$ 4,636